PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY AND EQUIPMENT
Property and equipment	$ 1,354	$ 1,246	$ 1,211
Carrying amount, at cost
PROPERTY AND EQUIPMENT
Property and equipment	4,177	3,628
Accumulated depreciation
PROPERTY AND EQUIPMENT
Property and equipment	$ (2,823)	$ (2,382)